SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-Controlling Interest (Details) - Hengbang Insurance - individual		12 Months Ended
	Nov. 07, 2017	Oct. 31, 2023
Noncontrolling Interest [Line Items]
Ownership interest held	0.20%	0.20%
Number of third party individuals who held equity interest	2	2